INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 13	$ 5	$ (2)
Other	(3)	0	0
Revaluation surplus
Origination and reversal of temporary differences	(828)	(388)	(1,091)
Relating to changes in tax rates / imposition of new tax laws	0	0	54
Total deferred income taxes	$ (818)	$ (383)	$ (1,039)